Stock-Based Compensation - Schedule of Unvested Profits Interest Unit Activity (Detail) - Profit Interest Units - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Shares
Nonvested at the beginning	19,932,277	9,765,439
Nonvested, Granted	19,643,100	16,143,382
Nonvested, Vested	(7,044,620)	(4,790,327)
Nonvested, Forfeited	(10,588,658)	(1,186,217)
Nonvested at the ending	21,942,099	19,932,277
Expected to vest	21,942,099	19,932,277
Weighted average grant date fair value
Nonvested at the beginning	$ 0.19	$ 0.08
Nonvested, Granted	0.16	0.22
Nonvested, Vested	0.14	0.07
Nonvested, Forfeited	0.21	0.12
Nonvested at the ending	$ 0.18	$ 0.19